Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000241910 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241910 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241910 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241910 | 291011104 | Emerson Electric Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241910 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241910 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241910 | 609207105 | Mondelez International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241910 | 42824C109 | Hewlett Packard Enterprise Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241910 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241910 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241910 | MaterialsG0250X107
Holdings [Line Items]
Percent of Total Investments	92.80%
C000241910 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	7.20%
C000241910 | CSCO C70_20260120_SEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000241910 | 92276F100Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241910 | 00206R102Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241910 | 437076102Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241910 | 636180101Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241910 | G0250X107Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241910 | 316175108Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241910 | 539830109Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241910 | 806857108Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241910 | 58933Y105Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241910 | 871829107Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000241910 | 31620M106Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000241910 | 89417E109Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000241909 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241909 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241909 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241909 | 291011104 | Emerson Electric Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241909 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241909 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241909 | 609207105 | Mondelez International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241909 | 42824C109 | Hewlett Packard Enterprise Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241909 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241909 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241909 | MaterialsG0250X107
Holdings [Line Items]
Percent of Total Investments	92.80%
C000241909 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	7.20%
C000241909 | CSCO C70_20260120_SEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000241909 | 92276F100Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241909 | 00206R102Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241909 | 437076102Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241909 | 636180101Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241909 | G0250X107Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241909 | 316175108Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241909 | 539830109Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241909 | 806857108Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241909 | 58933Y105Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241909 | 871829107Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000241909 | 31620M106Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000241909 | 89417E109Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000250874 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250874 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250874 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250874 | 00737L103 | Adtalem Global Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250874 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250874 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250874 | 06849F108 | Barrick Mining Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250874 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250874 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250874 | 12503M108 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250874 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250874 | Consumer Discretionary00737L103
Holdings [Line Items]
Percent of Total Investments	98.50%
C000250874 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250874 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250874 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000250874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000250874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000250874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000250874 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000250873 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250873 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250873 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250873 | 00737L103 | Adtalem Global Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250873 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250873 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250873 | 06849F108 | Barrick Mining Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250873 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250873 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250873 | 12503M108 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250873 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250873 | Consumer Discretionary00737L103
Holdings [Line Items]
Percent of Total Investments	98.50%
C000250873 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250873 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250873 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000250873 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000250873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000250873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000250873 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000250877 | 901109AG3 | Tutor Perini Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250877 | 92332YAD3 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250877 | 893647BS5 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250877 | 156504AL6 | Century Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250877 | 90290MAD3 | US Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250877 | 89386MAA6 | Transocean Titan Financing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250877 | 28415LAA1 | Elastic NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250877 | 771049AA1 | ROBLOX Corp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250877 | 64828TAC6 | Rithm Capital Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250877 | 749571AG0 | RHP Hotel Properties LP / RHP Finance Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250877 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.90%
C000250877 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250877 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000250877 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000250877 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000250877 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000250877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000250877 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000250877 | Consumer Discretionary005095AA2
Holdings [Line Items]
Percent of Total Investments	97.10%
C000250877 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000250878 | 901109AG3 | Tutor Perini Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250878 | 92332YAD3 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250878 | 893647BS5 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250878 | 156504AL6 | Century Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250878 | 90290MAD3 | US Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250878 | 89386MAA6 | Transocean Titan Financing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250878 | 28415LAA1 | Elastic NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250878 | 771049AA1 | ROBLOX Corp
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250878 | 64828TAC6 | Rithm Capital Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250878 | 749571AG0 | RHP Hotel Properties LP / RHP Finance Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250878 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.90%
C000250878 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250878 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250878 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250878 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000250878 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000250878 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000250878 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250878 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000250878 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250878 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000250878 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000250878 | Consumer Discretionary005095AA2
Holdings [Line Items]
Percent of Total Investments	97.10%
C000250878 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246496 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246496 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246496 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246496 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246496 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246496 | 4557104 | GEA Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246496 | 4076836 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246496 | B283W97 | CaixaBank S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246496 | 6597067 | Mitsubishi Heavy Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246496 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246496 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246496 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246496 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246496 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246496 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246496 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246496 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246496 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246496 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246496 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246496 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246496 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246496 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246496 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246496 | China
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246496 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000246496 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246496 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000246496 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.10%
C000246496 | Consumer DiscretionaryBMBQDF6
Holdings [Line Items]
Percent of Total Investments	95.40%
C000246496 | Equities46429B598
Holdings [Line Items]
Percent of Total Investments	1.50%
C000246497 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246497 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246497 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246497 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246497 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246497 | 4557104 | GEA Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246497 | 4076836 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246497 | B283W97 | CaixaBank S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246497 | 6597067 | Mitsubishi Heavy Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246497 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246497 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246497 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246497 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246497 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246497 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246497 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246497 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246497 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246497 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246497 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246497 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246497 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246497 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246497 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246497 | China
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246497 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000246497 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246497 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000246497 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.10%
C000246497 | Consumer DiscretionaryBMBQDF6
Holdings [Line Items]
Percent of Total Investments	95.40%
C000246497 | Equities46429B598
Holdings [Line Items]
Percent of Total Investments	1.50%
C000246495 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246495 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246495 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246495 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246495 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246495 | 4557104 | GEA Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246495 | 4076836 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246495 | B283W97 | CaixaBank S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246495 | 6597067 | Mitsubishi Heavy Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246495 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246495 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246495 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246495 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246495 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246495 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246495 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246495 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246495 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246495 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246495 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246495 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246495 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246495 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246495 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246495 | China
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246495 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000246495 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246495 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000246495 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.10%
C000246495 | Consumer DiscretionaryBMBQDF6
Holdings [Line Items]
Percent of Total Investments	95.40%
C000246495 | Equities46429B598
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234854 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234854 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234854 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234854 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234854 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234854 | 316175108 | Fidelity Investments Money Market Funds, Institutional
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234854 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234854 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234854 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234854 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234854 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234854 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234854 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000234854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234854 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000234854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234854 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	96.40%
C000234855 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234855 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234855 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234855 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234855 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234855 | 316175108 | Fidelity Investments Money Market Funds, Institutional
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234855 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234855 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234855 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234855 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234855 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234855 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234855 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000234855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234855 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000234855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234855 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	96.40%
C000234853 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234853 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234853 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234853 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234853 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234853 | 316175108 | Fidelity Investments Money Market Funds, Institutional
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234853 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234853 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234853 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234853 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234853 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234853 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234853 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000234853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234853 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000234853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234853 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	96.40%